Cash and Cash Equivalents and Other Cash Flow Information - Detailed Information about Outflow of Cash For Leases Explanatory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Within financing cash flows			¥ 493
Cash flow statement for leases comprise [member]
Statement [Line Items]
Within operating cash flows	¥ 7,971	¥ 7,798
Within investing cash flows	41	178
Within financing cash flows	11,696	11,123
Cash outflow for leases	¥ 19,708	¥ 19,099